UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02809 and 811-10095

Name of Fund:    BlackRock Advantage U.S. Total Market Fund, Inc.

and Master Advantage U.S. Total Market LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Advantage U.S. Total Market Fund, Inc. and Master Advantage U.S. Total Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2019

Date of reporting period: 06/30/2018

Item 1 — Schedule of Investments

Schedule of Investments (unaudited) June 30, 2018	BlackRock Advantage U.S. Total Market Fund, Inc. (Percentages shown are based on Net Assets)

Security	Value
Mutual Fund — 100.1%
Master Advantage U.S. Total Market LLC	$484,299,874

Total Investments — 100.1% (Cost: $475,486,799)	484,299,874
Liabilities in Excess of Other Assets — (0.1)%	(449,432)

Net Assets — 100.0%	$483,850,442

BlackRock Advantage U.S. Total Market Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Advantage U.S. Total Market LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2018, the value of the investment and the percentage owned by the Fund of the Master LLC was $484,299,874 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of June 30, 2018, certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) June 30, 2018	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.2%

Aerospace & Defense — 2.2%
Boeing Co.	2,725	$914,265
Curtiss-Wright Corp.	838	99,739
General Dynamics Corp.	4,853	904,648
Harris Corp.	6,086	879,670
HEICO Corp., Class A (a)	1,330	81,064
KLX, Inc. (b)	8,627	620,281
Lockheed Martin Corp.	3,297	974,033
Raytheon Co.	29,307	5,661,526
Rockwell Collins, Inc.	2,818	379,528

		10,514,754
Airlines — 0.2%
Southwest Airlines Co.	19,156	974,657

Auto Components — 1.2%
BorgWarner, Inc.	118,769	5,126,070
Dana, Inc.	21,780	439,738
Modine Manufacturing Co. (b)	15,190	277,218

		5,843,026
Banks — 5.0%
Bank of America Corp.	156,026	4,398,373
Cadence Bancorp	6,446	186,096
Citigroup, Inc.	73,972	4,950,206
Citizens Financial Group, Inc.	68,672	2,671,341
First Horizon National Corp.	286,917	5,118,599
First Republic Bank	47,913	4,637,499
JPMorgan Chase & Co.	15,548	1,620,102
Synovus Financial Corp.	10,234	540,662

		24,122,878
Beverages — 1.4%
Brown-Forman Corp., Class B	3,469	170,016
Coca-Cola European Partners PLC	36,370	1,478,077
Constellation Brands, Inc., Class A	7,391	1,617,668
PepsiCo, Inc.	32,604	3,549,597

		6,815,358
Biotechnology — 4.1%
AbbVie, Inc.	41,212	3,818,292
Amgen, Inc.	10,723	1,979,359
Biogen, Inc. (b)	3,161	917,449
Celgene Corp. (b)	64,429	5,116,951
Exelixis, Inc. (b)	7,639	164,391
Gilead Sciences, Inc.	88,798	6,290,450
United Therapeutics Corp. (b)	12,291	1,390,727

		19,677,619
Building Products — 1.1%
Fortune Brands Home & Security, Inc.	69,332	3,722,435
Universal Forest Products, Inc.	36,791	1,347,286

		5,069,721
Capital Markets — 4.1%
Affiliated Managers Group, Inc.	339	50,399
Ameriprise Financial, Inc.	431	60,288
Charles Schwab Corp.	32,961	1,684,307
CME Group, Inc.	3,546	581,260
Donnelley Financial Solutions, Inc. (b)	11,795	204,879
Franklin Resources, Inc.	25,761	825,640
Intercontinental Exchange, Inc.	81,907	6,024,260
Invesco Ltd.	3,964	105,284
Moelis & Co., Class A	66,820	3,918,993
Morgan Stanley	81,804	3,877,510
S&P Global, Inc.	10,932	2,228,926
Westwood Holdings Group, Inc.	7,275	433,154

		19,994,900

Security	Shares	Value
Chemicals — 1.9%
Air Products & Chemicals, Inc.	36,547	$5,691,464
Eastman Chemical Co.	18,052	1,804,478
PolyOne Corp.	1,408	60,854
Trinseo SA	6,905	489,910
WR Grace & Co.	12,876	943,940

		8,990,646
Commercial Services & Supplies — 0.4%
McGrath RentCorp	22,101	1,398,330
Republic Services, Inc.	9,804	670,201

		2,068,531
Communications Equipment — 1.5%
Cisco Systems, Inc.	119,091	5,124,486
Motorola Solutions, Inc.	15,950	1,856,102
Palo Alto Networks, Inc. (b)	1,621	333,067

		7,313,655
Construction & Engineering — 0.2%
Comfort Systems U.S.A., Inc.	17,005	778,829

Consumer Finance — 0.5%
American Express Co.	8,013	785,274
Green Dot Corp., Class A (b)	24,456	1,794,826

		2,580,100
Containers & Packaging — 0.4%
Packaging Corp. of America	15,956	1,783,721

Diversified Consumer Services — 0.4%
H&R Block, Inc.	89,570	2,040,405
Sotheby’s (b)	1,741	94,606

		2,135,011
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B (b)	14,787	2,759,994
FGL Holdings (b)	211,652	1,775,760

		4,535,754
Diversified Telecommunication Services — 1.1%
AT&T Inc.	111,192	3,570,366
IDT Corp, Class B	41,052	230,712
Verizon Communications, Inc.	33,003	1,660,381

		5,461,459
Electric Utilities — 1.4%
Eversource Energy	12,921	757,300
IDACORP, Inc.	56,719	5,231,761
Pinnacle West Capital Corp.	1,720	138,563
Portland General Electric Co.	15,814	676,207

		6,803,831
Electrical Equipment — 0.9%
AMETEK, Inc.	57,653	4,160,240
Rockwell Automation, Inc.	1,693	281,427

		4,441,667
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	10,484	847,002
Flex Ltd. (b)	10,020	141,382
SYNNEX Corp.	27,368	2,641,286
Systemax, Inc.	3,891	133,578
TE Connectivity Ltd.	16,158	1,455,189

		5,218,437
Energy Equipment & Services — 0.7%
Cactus, Inc., Class A (b)	3,779	127,692
Halliburton Co.	41,705	1,879,227
ProPetro Holding Corp. (a)(b)	38,979	611,191

1

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services (continued)
TechnipFMC PLC	23,250	$737,955

		3,356,065
Equity Real Estate Investment Trusts (REITs) — 4.0%
Alexandria Real Estate Equities, Inc.	26,768	3,377,319
EastGroup Properties, Inc.	43,365	4,143,959
Highwoods Properties, Inc.	1,751	88,828
Prologis, Inc.	93,087	6,114,885
Simon Property Group, Inc.	34,197	5,819,987

		19,544,978
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	1,987	415,243
Performance Food Group Co. (b)	34,265	1,257,526
SUPERVALU, Inc. (b)	1	21
Walmart, Inc.	66,713	5,713,968

		7,386,758
Food Products — 2.4%
Archer-Daniels-Midland Co.	102,595	4,701,929
Bunge Ltd.	37,894	2,641,591
Hershey Co.	8,994	836,982
Kellogg Co.	49,430	3,453,674

		11,634,176
Gas Utilities — 0.2%
UGI Corp.	15,589	811,719

Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	35,200	2,146,848
Cantel Medical Corp.	720	70,819
Danaher Corp.	40,766	4,022,789
IDEXX Laboratories, Inc. (b)	615	134,033
Integer Holdings Corp. (b)	3,486	225,370
Masimo Corp. (b)	15,553	1,518,750
Medtronic PLC	31,933	2,733,784
Stryker Corp.	17,911	3,024,451

		13,876,844
Health Care Providers & Services — 2.7%
Aetna, Inc.	5,067	929,795
AmerisourceBergen Corp.	19,492	1,662,083
Express Scripts Holding Co. (b)	3,671	283,438
Humana, Inc.	9,146	2,722,124
McKesson Corp.	14,155	1,888,277
Quest Diagnostics, Inc.	1,866	205,148
UnitedHealth Group, Inc.	9,773	2,397,708
WellCare Health Plans, Inc. (b)	11,431	2,814,769

		12,903,342
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A (b)	18,695	1,436,898

Hotels, Restaurants & Leisure — 4.1%
Carnival Corp.	72,063	4,129,931
Domino’s Pizza, Inc.	9,494	2,678,922
Las Vegas Sands Corp.	55,222	4,216,752
Marriott International, Inc., Class A	9,193	1,163,834
McDonald’s Corp.	34,806	5,453,752
Texas Roadhouse, Inc.	31,745	2,079,615

		19,722,806
Household Durables — 0.5%
Garmin Ltd.	8,058	491,538
MDC Holdings, Inc.	33,313	1,025,041
Whirlpool Corp.	6,296	920,664

		2,437,243
Household Products — 0.2%
Church & Dwight Co., Inc.	18,957	1,007,754

Security	Shares	Value
Industrial Conglomerates — 1.2%
3M Co.	28,022	$5,512,488
Honeywell International, Inc.	2,681	386,198

		5,898,686
Insurance — 2.9%
Allstate Corp.	41,548	3,792,086
Arthur J. Gallagher & Co.	3,344	218,296
Athene Holding Ltd., Class A (b)	43,631	1,912,783
Employers Holdings, Inc.	39,555	1,590,111
First American Financial Corp.	2,042	105,612
Hanover Insurance Group, Inc.	8,369	1,000,598
Hartford Financial Services Group, Inc.	76,651	3,919,166
Lincoln National Corp.	3,804	236,799
Principal Financial Group, Inc.	17,953	950,611
Progressive Corp.	2,427	143,557
Unum Group	8,985	332,355

		14,201,974
Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc. (b)	6,990	11,881,602
Netflix, Inc. (b)	4,093	1,602,123

		13,483,725
Internet Software & Services — 3.9%
Alphabet, Inc., Class A (b)	3,098	3,498,231
Alphabet, Inc., Class C (b)	579	645,961
Care.com, Inc. (b)	21,876	456,771
eBay, Inc. (b)	1,251	45,361
Facebook, Inc., Class A (b)	52,733	10,247,077
GrubHub, Inc. (a)(b)	1,812	190,097
New Relic, Inc. (b)	9,214	926,836
Twilio, Inc., Class A (b)	8,019	449,224
Twitter, Inc. (b)	34,949	1,526,223
Yelp, Inc. (b)	21,880	857,258

		18,843,039
IT Services — 4.7%
Accenture PLC, Class A	20,171	3,299,774
Automatic Data Processing, Inc.	11,832	1,587,144
Fidelity National Information Services, Inc.	37,628	3,989,697
First Data Corp., Class A (b)	93,657	1,960,241
Mastercard, Inc., Class A	42,770	8,405,160
Visa, Inc., Class A	28,145	3,727,805

		22,969,821
Leisure Products — 0.0%
MCBC Holdings, Inc. (b)	5,144	148,919

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	13,744	849,929

Machinery — 3.0%
Illinois Tool Works, Inc.	38,667	5,356,926
Ingersoll-Rand PLC	28,419	2,550,037
Milacron Holdings Corp. (b)	9,276	175,595
Oshkosh Corp.	4,696	330,223
PACCAR, Inc.	92,047	5,703,232
Watts Water Technologies, Inc., Class A	4,539	355,858
Xylem, Inc.	1,788	120,475

		14,592,346
Media — 1.0%
Comcast Corp., Class A	86,067	2,823,858
Interpublic Group of Cos., Inc.	51,189	1,199,870
John Wiley & Sons, Inc., Class A	13,132	819,437

		4,843,165
Metals & Mining — 0.9%
Newmont Mining Corp.	92,862	3,501,826

2

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Advantage U.S. Total Market LLC (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining (continued)
Reliance Steel & Aluminum Co.	7,499	$656,462

		4,158,288
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Invesco Mortgage Capital, Inc.	47,543	755,934

Multiline Retail — 1.4%
Kohl’s Corp.	12,673	923,862
Target Corp.	79,139	6,024,061

		6,947,923
Multi-Utilities — 0.8%
Avista Corp.	1,114	58,663
Black Hills Corp.	13,441	822,724
CenterPoint Energy, Inc.	13,447	372,616
CMS Energy Corp.	58,351	2,758,835

		4,012,838
Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	26,426	3,341,039
Cimarex Energy Co.	650	66,131
ConocoPhillips	98,019	6,824,083
Devon Energy Corp.	2,318	101,899
EOG Resources, Inc.	9,254	1,151,475
Exxon Mobil Corp.	34,201	2,829,449
Marathon Oil Corp.	9,757	203,531
Marathon Petroleum Corp.	10,784	756,605
Occidental Petroleum Corp.	49,749	4,162,996
ONEOK, Inc.	5,427	378,967
Parsley Energy, Inc., Class A (b)	8,093	245,056
Peabody Energy Corp.	6,313	287,115
RSP Permian, Inc. (b)	2,523	111,062
Whiting Petroleum Corp. (b)	2,966	156,368
Williams Cos., Inc.	97,218	2,635,580

		23,251,356
Personal Products — 0.4%
Estee Lauder Cos., Inc., Class A	13,081	1,866,528
Herbalife Nutrition Ltd. (b)	2,634	141,498

		2,008,026
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co.	74,611	4,128,973
Johnson & Johnson	78,658	9,544,362
Merck & Co., Inc.	63,472	3,852,750
Zoetis, Inc.	28,354	2,415,477

		19,941,562
Professional Services — 0.6%
ASGN, Inc. (b)	9,794	765,793
Insperity, Inc.	13,122	1,249,871
ManpowerGroup, Inc.	12,227	1,052,256

		3,067,920
Road & Rail — 0.8%
Norfolk Southern Corp.	24,784	3,739,162
Universal Logistics Holdings, Inc.	6,278	164,798

		3,903,960
Semiconductors & Semiconductor Equipment — 4.5%
Applied Materials, Inc.	38,264	1,767,414
Broadcom, Inc.	5,520	1,339,373
Cirrus Logic, Inc. (b)	34,604	1,326,371
Intel Corp.	40,250	2,000,828
Maxim Integrated Products, Inc.	95,633	5,609,832
Monolithic Power Systems, Inc.	3,531	471,989
NVIDIA Corp.	8,585	2,033,787
Texas Instruments, Inc.	64,606	7,122,812
Xilinx, Inc.	3,675	239,831

		21,912,237
Software — 5.3%
Activision Blizzard, Inc.	29,783	2,273,039

Security	Shares	Value
Software (continued)
Adobe Systems, Inc. (b)	14,422	$3,516,228
Altair Engineering, Inc., Class A (b)	1,533	52,398
Dell Technologies, Inc., Class V (b)	6,693	566,094
Electronic Arts, Inc.(b)	6,904	973,602
Microsoft Corp.	103,974	10,252,876
Progress Software Corp.	5,909	229,387
RingCentral, Inc., Class A (b)	19,537	1,374,428
Synopsys, Inc. (b)	28,948	2,477,080
Workday, Inc., Class A (b)	8,584	1,039,694
Zendesk, Inc. (b)	51,702	2,817,242

		25,572,068
Specialty Retail — 1.5%
American Eagle Outfitters, Inc.	6,319	146,917
Asbury Automotive Group, Inc. (b)	2,720	186,456
Group 1 Automotive, Inc.	1,643	103,509
Lithia Motors, Inc., Class A	31,145	2,945,383
Penske Automotive Group, Inc.	45,133	2,114,481
Tiffany & Co.	12,344	1,624,470

		7,121,216
Technology Hardware, Storage & Peripherals — 3.0%
Apple Inc.	75,352	13,948,409
Pure Storage, Inc., Class A (b)	18,539	442,711

		14,391,120
Textiles, Apparel & Luxury Goods — 0.5%
Movado Group, Inc.	14,085	680,306
NIKE, Inc., Class B	912	72,668
Oxford Industries, Inc.	1,542	127,955
Skechers U.S.A., Inc., Class A (b)	55,775	1,673,808

		2,554,737
Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd. (b)	21,210	759,742
MGIC Investment Corp. (b)	20,486	219,610
United Community Financial Corp.	204,596	2,248,510
Washington Federal, Inc.	24,249	792,942

		4,020,804
Trading Companies & Distributors — 0.1%
Watsco, Inc.	2,240	399,347

Water Utilities — 0.1%
American Water Works Co., Inc.	5,466	466,687

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	30,363	832,553

Total Long-Term Investments — 99.2% (Cost: $471,558,937)		480,393,317

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.85% (c)(e)	3,356,670	3,356,670
SL Liquidity Series, LLC, Money Market Series, 2.15% (c)(d)(e)	771,260	771,337

Total Short-Term Investments — 0.9% (Cost: $4,127,895)		4,128,007

Total Investments — 100.0% (Cost: $475,686,832)		484,521,324
Liabilities in Excess of Other Assets — 0.0%		(221,450)

Net Assets — 100.0%		$484,299,874

3

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Advantage U.S. Total Market LLC

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)

During the period ended June 30, 2018, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 03/31/18	Net Activity	Shares Held at 06/30/18	Value at 06/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,539,033	(1,182,363)	3,356,670	$3,356,670	$26,196		$—	$—
SL Liquidity Series, LLC, Money Market Series	1,807,819	(1,036,559)	771,260	771,337	1,976	(b)	261	112

				$4,128,007	$28,172		$261	$112

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	34	09/21/18	$4,627	$(21,388)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivative financial instruments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

4

Schedule of Investments (unaudited) (continued) June 30, 2018	Master Advantage U.S. Total Market LLC

The following tables summarize the Master LLC’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a):
Common Stocks	$480,393,317	$—	$—	$480,393,317
Short-Term Securities	3,356,670	—	—	3,356,670

Subtotal	$483,749,987	$—	$—	$483,749,987

Investments Valued at NAV(b)				771,337

Total Investments				$484,521,324

Derivative Financial Instruments(c)
Liabilities:
Equity contracts	$(21,388)	$—	$—	$(21,388)

(a)	See above Schedule of Investments for values in each industry.
(b)

As of June 30, 2018, certain investments of the Master LLC were fair valued using net asset value per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2018, there were no transfers between levels.

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Item 2 — Controls and Procedures

2(a) —	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 — Exhibits

Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Advantage U.S. Total Market Fund, Inc. and Master Advantage U.S. Total Market LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage U.S. Total Market Fund, Inc. and Master Advantage U.S. Total Market LLC

Date:	August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Advantage U.S. Total Market Fund, Inc. and Master Advantage U.S. Total Market LLC

Date:	August 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Advantage U.S. Total Market Fund, Inc. and Master Advantage U.S. Total Market LLC

Date:	August 22, 2018